Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 27, 2013
Registrant Name	dei_EntityRegistrantName	Croft Funds Corp
Central Index Key	dei_EntityCentralIndexKey	0000927437
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Nov. 27, 2013
Croft Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Croft Focus Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of U.S. and foreign companies that Croft-Leominster, Inc. (the “Manager”) believes are undervalued. The Manager's investment philosophy is value-oriented and at times somewhat contrarian to the marketplace. The Manager employs a disciplined, bottom-up approach to select securities for investment, but generally does not attempt to time the market or overly rely on top-down macro-economic trends. The Manager applies this philosophy toward its goal of capital appreciation.

The Manager aims to invest in a non-diversified portfolio of companies, without regard to capitalization, that collectively have a lower projected price to earnings ratio than the market, a higher projected rate of earnings growth relative to the market, and what the Manager believes to be reduced risk levels relative to the general averages. The Manager also takes into consideration other valuation measures such as price to cash flow, price to book value, the underlying value of a company’s assets, including resource reserves and land assets, and other factors. The Manager generally sells a security when it reaches its full potential value based on a fundamental analysis, or when the Manager perceives the risk return ratio has become unfavorable. Unlike the Croft Value Fund, the Manager will limit the Fund portfolio of investments to 25 or fewer companies.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in common stocks involves risk and you may lose all or a substantial part of your investment. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations because the Fund’s shares will fluctuate in value based on fluctuations in the value of the equity securities held in the Fund’s portfolio.

The stocks in which the Fund invests may not be undervalued as expected. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, value-oriented funds may underperform when growth investing is in favor.

Certain investment risks, including value-oriented investment risk, may be amplified due to the focused nature of the Fund’s portfolio of investments.

Many individual securities may be riskier than the market and experience abrupt short-term price movements and may result in possible loss of money on your investment.

The Fund’s investments in smaller capitalization companies are subject to the risk that the earnings and prospects of smaller companies are more volatile than larger companies and may experience higher failure rates than do larger companies.

Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in common stocks involves risk and you may lose all or a substantial part of your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at www.croftfunds.com or by calling 1-800-746-3322.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-746-3322
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.croftfunds.com
Croft Focus Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Croft Focus Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's future financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.